Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Total revenues	$ 9,167,000	$ 9,508,000	$ 40,466,000	$ 34,414,000
Cost of Revenue [Abstract]
Total cost of revenues	3,571,000	4,702,000	21,294,000	16,461,000
Gross profit	5,596,000	4,806,000	19,172,000	17,953,000
Operating Expenses [Abstract]
Research and development	2,904,000	3,536,000	13,258,000	14,014,000
Sales and marketing	3,480,000	3,440,000	12,324,000	10,710,000
General and administrative expenses	3,957,000	3,337,000	14,697,000	12,943,000
Impairment of intangible assets	4,657,000	0	7,164,000
Operating expenses	14,998,000	10,313,000	47,443,000	37,667,000
Loss from operations	(9,402,000)	(5,507,000)	(28,271,000)	(19,714,000)
Other income (expenses)
Loss on debt extinguishment	(107,000)	0	(646,000)	0
Change in fair value of warrant liabilities	1,390,000	0	396,000	0
Debt issuance costs	(7,945,000)	0	(2,389,000)
Revaluation of debt, net	31,868,000	0	(300,000)
Interest expense	(172,000)	(400,000)
Interest income	256,000	4,000
Other income (expense), net	(115,000)	83,000
Interest expense, net			(2,167,000)	(1,965,000)
Other income, net			613,000	2,148,000
Income (loss) before income taxes	15,773,000	(5,820,000)	(33,160,000)	(19,531,000)
Income tax expense	58,000	15,000	(113,000)	(728,000)
Net loss from continuing operations			(33,047,000)	(18,803,000)
Loss from discontinued operations (net of tax)				(156,000)
Net income (loss)	15,715,000	(5,835,000)	(33,047,000)	(18,959,000)
Net loss attributable to non-controlling interests	(121,000)	(239,000)	(632,000)	(1,300,000)
Net income (loss) attributable to Movella Holdings Inc.	15,836,000	(5,596,000)
Deemed dividend from accretion of Series D-1 preferred stock	(316,000)	(659,000)	(2,684,000)	(2,511,000)
Net income (loss) attributable to common stockholders	$ 15,520,000	$ (6,255,000)	$ (35,099,000)	$ (20,170,000)
Net loss per share from continuing operations, basic			$ (3.11)	$ (2.2)
Net loss per share from continuing operations, diluted			(3.11)	(2.2)
Net loss per share from discontinued operations, basic			0	(0.02)
Net loss per share from discontinued operations, diluted			$ 0	$ (0.02)
Weighted average shares outstanding of ordinary share, basic (in Shares)	30,440,497	4,529,543	11,285,170	9,101,819
Weighted Average Number of Shares Outstanding, Diluted	44,562,485	4,529,543	11,285,170	9,101,819
Basic net income (loss) per share (in Dollars per share)	$ 0.51	$ (1.38)	$ (3.11)	$ (2.22)
Net income (loss) per share, diluted (in dollars per share)	$ 0.36	$ (1.38)	$ (3.11)	$ (2.22)
Product [Member]
Revenues [Abstract]
Total revenues	$ 7,659,000	$ 8,100,000	$ 34,283,000	$ 28,848,000
Cost of Revenue [Abstract]
Total cost of revenues	2,361,000	3,589,000	15,223,000	12,049,000
Service [Member]
Revenues [Abstract]
Total revenues	1,508,000	1,408,000	6,183,000	5,566,000
Cost of Revenue [Abstract]
Total cost of revenues	$ 1,210,000	$ 1,113,000	6,071,000	4,412,000
Movella INC [Member]
Other income (expenses)
Net income (loss) attributable to Movella Holdings Inc.			(32,415,000)	(17,659,000)
PATHFINDER ACQUISITION CORPORATION [Member]
Operating Expenses [Abstract]
General and administrative expenses			7,920,300	1,367,321
General and administrative expenses—related party			120,000	110,000
Loss from operations			(8,040,300)	(1,477,321)
Other income (expenses)
Change in fair value of warrant liabilities			3,870,000	9,997,500
Change in fair value of derivative warrant liabilities			3,870,000	9,997,500
Gain from settlement of deferred underwriting commissions			345,800
Offering costs associated with derivative warrant liabilities				(575,330)
Income from investments held in Trust Account			3,607,935	28,452
Net income (loss)			(216,565)	7,973,301
Net income (loss) attributable to Movella Holdings Inc.			(216,565)	7,973,301
PATHFINDER ACQUISITION CORPORATION [Member] | Class A Ordinary Shares [Member]
Other income (expenses)
Net income (loss) attributable to common stockholders			$ (173,252)	$ 6,201,121
Weighted average shares outstanding of ordinary share, basic (in Shares)			32,500,000	28,136,986
Weighted Average Number of Shares Outstanding, Diluted			32,500,000	28,136,986
Basic net income (loss) per share (in Dollars per share)			$ (0.01)	$ 0.22
Net income (loss) per share, diluted (in dollars per share)			$ (0.01)	$ 0.22
PATHFINDER ACQUISITION CORPORATION [Member] | Class B Ordinary Shares [Member]
Other income (expenses)
Net income (loss) attributable to common stockholders			$ (43,313)	$ 1,772,180
Weighted average shares outstanding of ordinary share, basic (in Shares)			8,125,000	8,041,096
Weighted Average Number of Shares Outstanding, Diluted			8,125,000	8,125,000
Basic net income (loss) per share (in Dollars per share)			$ (0.01)	$ 0.22
Weighted average shares outstanding of Class B ordinary share (in Shares)			8,125,000	8,125,000
Net income (loss) per share, diluted (in dollars per share)			$ (0.01)	$ 0.22